Long-Term Loans From Banking Institutions	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Loans From Banking Institutions
NOTE 11	-	LONG-TERM LOANS FROM BANKING INSTITUTIONS

A.	Composition:

	Interest rates as of	US dollars
	December 31,	December 31,
(in thousands)	2012	2012	2011
	%
In NIS (unlinked)	4.75%	176	216
Less- current maturities	-	(176)	(43)
		-	173